Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - Accounts receivables [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Line Items]
Balance as of beginning	$ 1,028,126	$ 313,969
Provision	430,508	759,707
Recovery	(217,203)
Written off	(522,167)	(3,332)
Foreign exchange translation effect	(30,384)	(42,218)
Ending balance	$ 688,880	$ 1,028,126